April 22, 2014

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             Touchstone Variable Series Trust

File Nos:  33-76566 and 811-8416

Ladies and Gentlemen:

On behalf of Touchstone Variable Series Trust (the “Trust”), accompanying this letter is Post-Effective Amendment (“PEA”) No. 38 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”): (i) to bring the financial statements of the Trust up to date; (ii) to reflect certain non-material changes that the Trust deems appropriate; and (iii) to respond to SEC staff comments on, and designate a new effective date for, PEA No. 37 filed on February 21, 2014.  As counsel to the Trust, I reviewed the Amendment and represent that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the 1933 Act.

If you have any questions regarding the Amendment, please contact me at (513) 629-2941.

Very truly yours,

/s/Bo J. Howell

Bo J. Howell, Esq.